UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     November 4, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total:      $125,304



List of Other Included Managers:

NONE

                                FORM 13F INFORMATION TABLE
                                                                                                  Voting Authority
                               Title of             Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                 class     CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------ -------------------  --------  -------- --- ---- -------  ----------------------------
AFFYMETRIX INC                 COM       00826t108         571    18578SH       SOLE                  0      0   18578
AGCO CORP                      COM       001084102        4572   202100SH       SOLE                  0      0  202100
ALCOA INC                      COM       013817101        4109   122325SH       SOLE                  0      0  122325
ARACRUZ SPN ADR                ADR       038496204        4619   139450SH       SOLE                  0      0  139450
BIOSITE INC                    COM       090945106        4536    92650SH       SOLE                  0      0   92650
BOEING CO                      COM       097023105         263     5095SH       SOLE                  0      0    5095
BP P L C SPN ADR               ADR       055622104        5324    92547SH       SOLE                  0      0   92547
CISCO SYSTEMS INC              COM       17275r102        1096    60570SH       SOLE                  0      0   60570
COMMERCE BANCORP INC           COM       200519106        2877    52125SH       SOLE                  0      0   52125
COVANCE INC                    COM       222816100        4145   103700SH       SOLE                  0      0  103700
ENCANA CORP                    COM       292505104        2809    60675SH       SOLE                  0      0   60675
FIRST HORIZON NATL CORP        COM       320517105         364     8400SH       SOLE                  0      0    8400
GENERAL DYNAMICS CORP          COM       369550108        4814    47150SH       SOLE                  0      0   47150
HARRIS CORP-DEL                COM       413875105        2978    54200SH       SOLE                  0      0   54200
HEADWATERS INC                 COM       42210p102        4649   150650SH       SOLE                  0      0  150650
HLTH MGMT ASN INC NEW          COM       421933102        2141   104800SH       SOLE                  0      0  104800
IHOP CORP NEW                  COM       449623107        2033    53200SH       SOLE                  0      0   53200
ISHARES MSCI JPN INDEX         ADR       464286848        5118   527650SH       SOLE                  0      0  527650
ISHARES MSCI PAC X-JPN         ADR       464286665        3300    41250SH       SOLE                  0      0   41250
JOHNSON & JOHNSON              COM       478160104        4708    83586SH       SOLE                  0      0   83586
LIBERTY MEDIA CORP SER A       COM       530718105        3120   357800SH       SOLE                  0      0  357800
LIBERTY MEDIA INTL SER A       COM       530719103         589    17657SH       SOLE                  0      0   17657
LIZ CLAIBORNE INC              COM       539320101        4400   116650SH       SOLE                  0      0  116650
LOUISIANA PACIFIC CORP         COM       546347105         337    13000SH       SOLE                  0      0   13000
MICROSOFT CORP                 COM       594918104         292    10550SH       SOLE                  0      0   10550
NEWMONT MNG CORP HLDG CO       COM       651639106        5521   121250SH       SOLE                  0      0  121250
OFFICE DEPOT INC               COM       676220106        4094   272400SH       SOLE                  0      0  272400
ONEOK INC NEW                  COM       682680103        5189   199425SH       SOLE                  0      0  199425
PAN AMERICAN SILVER CORP       COM       697900108        1955   114875SH       SOLE                  0      0  114875
PFIZER INC                     COM       717081103        3739   122199SH       SOLE                  0      0  122199
PLUM CRK TBR CO INC COM        COM       729251108         488    13920SH       SOLE                  0      0   13920
PORTFOLIO RVRY ASN INC         COM       73640q105        3083   104893SH       SOLE                  0      0  104893
POSCO SPONSORED ADR            ADR       693483109        4726   124850SH       SOLE                  0      0  124850
RIO TINTO PLC SPNS ADR         ADR       767204100        3227    29700SH       SOLE                  0      0   29700
SUNOCO INC                     COM       86764p109        4583    61950SH       SOLE                  0      0   61950
SUPERIOR ENGY SVC INC          COM       868157108        3040   235300SH       SOLE                  0      0  235300
TELEFONOS DE MEX SP ADR        ADR       879403780        4009   124225SH       SOLE                  0      0  124225
TETRA TECH INC NEW             COM       88162g103        1925   151950SH       SOLE                  0      0  151950
TUPPERWARE CORP                COM       899896104        1790   105400SH       SOLE                  0      0  105400
TYCO INTERNATIONAL LTD         COM       902124106         894    29172SH       SOLE                  0      0   29172
WASHINGTON FEDERAL INC         COM       938824109        3277   130295SH       SOLE                  0      0  130295